November 30, 2018

DBX ETF TRUST

Xtrackers Municipal Infrastructure Revenue Bond ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus dated September 28, 2018, as each may be supplemented from time to time

Effective immediately, DBX Advisors LLC (the “Adviser”) has approved a fee waiver arrangement for the Fund. Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for the Fund are revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Municipal Infrastructure Revenue Bond ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.30
Other Expenses	None
Total Annual Fund Operating Expenses	0.30
Fee Waiver and/or Expense Reimbursement*	(0.15)
Total Annual Fund Operating Expenses After Fee Waiver	0.15

*The Adviser has contractually agreed, until November 30, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.15% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Municipal Infrastructure Revenue Bond ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$15	$81	$154	$366

Please retain this supplement for future reference.

November 30, 2018

DBX ETF TRUST

Xtrackers Municipal Infrastructure Revenue Bond ETF

(the “Fund”)

Supplement to the Fund’s Statement of Additional Information dated September 28, 2018, as may be supplemented from time to time

Effective immediately, DBX Advisors LLC (the “Adviser”) has approved a fee waiver arrangement for the Fund. Accordingly, effective immediately, the Statement of Additional Information for the Fund is revised as follows:

The following paragraph is added to the section of the Statement of Additional Information entitled “Investment Advisory, Administrative and Distribution Services—Investment Adviser”:

With respect to Xtrackers Municipal Infrastructure Revenue Bond ETF, the Adviser has contractually agreed, until November 30, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.15% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

Please retain this supplement for future reference.